Goodwill - Summary of Reconciliation Changes in Goodwill (Detail) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Opening Balance	$ 27,081,795	$ 27,086,727	$ 18,758,975
Effect of movements in exchange rates	192,873	(4,932)	(77,589)
Ending Balance	$ 27,274,668	$ 27,081,795	$ 27,086,727